Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity File Number	000-50155
Entity Registrant Name	BIMI International Medical Inc.
Entity Central Index Key	0001213660
Entity Tax Identification Number	02-0563302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 3601, Building A, Harbour View Place
Entity Address, Address Line Two	No. 2 Wuwu Road
Entity Address, Address Line Three	Zhongshan District
Entity Address, City or Town	Dalian, Liaoning Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	116000
City Area Code	(86) 04
Local Phone Number	11 8220 9211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	BIMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false